INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 2,725	$ 2,508
Finished products	6,683	4,455
Total inventories	$ 9,408	$ 6,963